RELATED PARTY TRANSACTIONS (Details Narrative) - CAD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
United Mineral Services Ltd.
Statement [Line Items]
Company incurred fees	$ 38,266	$ 41,938
Directors and Officers
Statement [Line Items]
Stock options issued	300,000	200,000
Share-based compensation expense	$ 132,342	$ 263,523
Chief Financial Officer
Statement [Line Items]
Company incurred fees	$ 159,244	$ 66,857